THE HENLOPEN FUND

                               SEMIANNUAL REPORT
                               DECEMBER 31, 2000

To My Fellow Shareholders:

The December quarter capped a very difficult year. Solid long-term prospects across important sectors of the economy, particularly technology, were buried under a market avalanche. A healthy and much needed correction, ongoing since springtime, was exacerbated by a tight monetary policy, which only served to compound an already serious liquidity situation. The Fed failed to recognize, amongst other things, the implications of a higher energy tax being imposed on the economy, particularly the already weakening manufacturing sector.

In the December quarter, The Henlopen Fund declined 20.4% resulting in an 18.6% decline for calendar year 2000. Annualized returns for 3 and 5 years are 15.5% and 18.1%, respectively. Our annualized return since inception, December 2, 1992, is 18.7%. We have worked assiduously to manage the portfolio with an eye to tax efficiency. As of December 21, 2000, the Board of Trustees declared a distribution of $1.14313, $1.00719 of which was long-term capital gains and $0.13594 which was short-term capital gains, payable December 22, 2000 to shareholders of record on December 20, 2000.

We believe positive long-term trends underlie this market. The opportunity for strong companies with sound business strategies to continue to expand seems undiminished. A more balanced monetary policy, providing appropriate levels of liquidity for sustainable growth, coupled with redirected fiscal policy should provide the backdrop for such companies to flourish.

Areas of particular investment interest continue to include technology leaders enabling advances in communications and data storage, as well as energy related companies. In recent letters, we have noted the cumulative effect of chronic under-investment in exploration for natural gas. This also extends to coal, generation of electricity and petroleum refining. A recent area of focus is healthcare, where an improving macro-environment and favorable demographics are coinciding with technological advances in drug discovery and delivery and information technology. Also, selected financial companies seem well-positioned to thrive in a climate of declining interest rates.

We have weathered past market volatility with a consistent approach -- remaining fulling invested in a diversified portfolio of market leading growth companies. We are confident that adherence to our time-tested strategy will continue to provide superior long-term results. We are very grateful for your continued support.

Sincerely yours,

/s/Michael L. Hershey

Michael L. Hershey
President

                        MANAGED BY LANDIS ASSOCIATES LLC
                              WWW.HENLOPENFUND.COM

         COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT*<F1> IN The Henlopen Fund, S&P 500 Index and Lipper Growth Fund Index

           The Henlopen Fund      S&P 500 Index       Lipper Growth Fund Index
           -----------------      -------------       ------------------------
12/2/92         $10,000              $10,000                  $10,000
12/31/92        $10,010              $10,162                  $10,204
3/31/93         $10,821              $10,604                  $10,507
6/30/93         $11,562              $10,654                  $10,661
9/30/93         $12,450              $10,926                  $11,173
12/31/93        $12,999              $11,179                  $11,426
3/31/94         $12,760              $10,758                  $11,084
6/30/94         $12,126              $10,804                  $10,841
9/30/94         $12,853              $11,332                  $11,373
12/31/94        $12,644              $11,330                  $11,246
3/31/95         $13,583              $12,430                  $12,059
6/30/95         $15,494              $13,613                  $13,349
9/30/95         $17,819              $14,692                  $14,563
12/31/95        $17,453              $15,574                  $14,918
3/31/96         $19,233              $16,409                  $15,591
6/30/96         $21,442              $17,144                  $16,107
9/30/96         $21,024              $17,670                  $16,566
12/31/96        $21,182              $19,141                  $17,527
3/31/97         $20,072              $19,658                  $17,468
6/30/97         $22,519              $23,083                  $20,228
9/30/97         $28,095              $24,811                  $22,301
12/31/97        $25,971              $25,524                  $22,450
3/31/98         $31,183              $29,084                  $25,229
6/30/98         $29,902              $30,041                  $25,946
9/30/98         $23,918              $27,058                  $22,985
12/31/98        $30,323              $32,818                  $28,216
3/31/99         $30,744              $34,456                  $29,647
6/30/99         $34,816              $36,885                  $31,571
9/30/99         $34,260              $34,582                  $29,936
12/31/99        $49,162              $39,781                  $36,103
3/31/00         $63,069              $40,678                  $38,735
6/30/00         $53,512              $39,597                  $37,119
9/30/00         $50,296              $39,213                  $36,626
12/31/00        $40,041              $36,145                  $32,176

*<F1> assumes equal $10,000 investments made on inception date of December 2, 1992.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                            STATEMENT OF NET ASSETS
                         December 31, 2000 (Unaudited)

  SHARES                                              COST        MARKET VALUE
  ------                                              ----        ------------

LONG-TERM INVESTMENTS -- 97.1% (A)<F3>
COMMON STOCKS -- 97.1% (A)<F3>

             COMMUNICATIONS -- 11.5%
   125,000   ADC Telecommunications,
               Inc.*<F2>                          $  3,836,878    $  2,265,625
   200,000   C-COR.net Corp.*<F2>                    2,748,750       1,943,740
   150,000   Cabletron Systems, Inc.*<F2>            3,938,450       2,259,375
    60,000   F5 Networks, Inc.*<F2>                  2,203,749         570,000
   100,000   Lucent Technologies Inc.                1,814,440       1,350,000
   100,000   Natural MicroSystems
               Corp.*<F2>                            1,533,127         987,500
    50,000   Nortel Networks Corp.                   2,364,500       1,603,125
   130,000   Optibase Ltd.*<F2>                      2,004,689         861,250
   100,000   Packeteer, Inc.*<F2>                    3,116,567       1,237,500
   100,000   Polycom, Inc.*<F2>                      1,380,247       3,218,750
    20,000   QUALCOMM Inc.*<F2>                      1,946,250       1,643,750
    20,000   Redback Networks Inc.*<F2>              2,762,218         820,000
   301,000   Science Dynamics Corp.*<F2>             2,771,553         498,516
    70,000   Tekelec*<F2>                            2,068,626       2,100,000
                                                  ------------    ------------
                                                    34,490,044      21,359,131

             COMMUNICATIONS SERVICES -- 1.1%
   200,000   CTN Media Group, Inc.*<F2>              1,619,092       1,050,000
    55,000   XO Communications, Inc.*<F2>
               (formerly NEXTLINK
               Communications, Inc.)                 2,296,112         979,687
                                                  ------------    ------------
                                                     3,915,204       2,029,687

             COMPUTER SYSTEMS -- 1.8%
   180,000   Auspex Systems, Inc.*<F2>               2,239,217       1,260,000
   100,000   Concurrent
               Computer Corp.*<F2>                     862,316         537,500
    25,000   Network Appliance, Inc.*<F2>            3,288,438       1,604,688
                                                  ------------    ------------
                                                     6,389,971       3,402,188

             DISTRIBUTION -- 1.1%
   152,000   D & K Healthcare
               Resources, Inc.*<F2>                  2,107,858       2,061,500

             ELECTRIC/ALTERNATIVE ENERGY -- 2.1%
    30,000   FuelCell Energy, Inc.*<F2>              2,713,749       2,056,875
   150,000   Massey Energy Co.                       1,505,620       1,912,500
                                                  ------------    ------------
                                                     4,219,369       3,969,375

             ELECTRONICS/EQUIPMENT MANUFACTURING -- 6.5%
   100,000   Aeroflex Inc.*<F2>                      1,793,088       2,882,810
    60,000   Flextronics
               International Ltd.*<F2>               2,137,188       1,710,000
    40,000   Keithley Instruments, Inc.              2,528,586       1,722,500
   100,000   Tektronix, Inc.                         3,539,062       3,368,750
   100,000   Teledyne
               Technologies Inc.*<F2>                2,768,880       2,362,500
                                                  ------------    ------------
                                                    12,766,804      12,046,560

             FINANCIAL SERVICES -- 3.7%
   100,000   Commerce Bancorp, Inc.                  5,513,968       6,837,500

             HEALTHCARE PRODUCTS -- 6.8%
   100,000   Antex Biologics Inc.*<F2>               1,197,389         187,500
    50,000   Elan Corp. plc ADR*<F2>                 2,662,265       2,340,625
   105,000   Gene Logic Inc.*<F2>                      819,134       1,929,375
   250,000   IGEN International, Inc.*<F2>           4,397,383       3,078,125
    60,000   King
               Pharmaceuticals, Inc.*<F2>            2,983,325       3,101,250
   160,000   PharmaNetics, Inc.*<F2>                 2,272,750       1,880,000
                                                  ------------    ------------
                                                    14,332,246      12,516,875

             HEALTHCARE SERVICES -- 3.0%
    50,000   Advance Paradigm, Inc.*<F2>             2,136,752       2,275,000
   200,000   Caremark Rx, Inc.*<F2>                  2,365,900       2,712,500
    50,000   Paradigm Genetics, Inc.*<F2>              506,250         500,000
                                                  ------------    ------------
                                                     5,008,902       5,487,500

             MISCELLANEOUS MANUFACTURING -- 7.2%
    80,000   Axsys Technologies, Inc.*<F2>           3,193,685       2,180,000
   100,000   The B.F. Goodrich Co.                   4,073,870       3,637,500
   130,000   Tredegar Corp.                          2,843,090       2,266,875
    70,000   Tyco International Ltd.                 3,970,001       3,885,000
   150,000   Unifi, Inc.*<F2>                        1,983,000       1,340,625
                                                  ------------    ------------
                                                    16,063,646      13,310,000

             OIL & GAS EXPLORATION/PRODUCTION -- 17.4%
    50,000   Anadarko Petroleum Corp.                3,529,470       3,554,000
   110,000   Devon Energy Corp.                      5,633,480       6,706,700
    75,000   Mitchell Energy &
               Development Corp.                     3,514,038       4,593,750
    85,000   Newfield Exploration Co.*<F2>           3,302,845       4,032,187
   200,000   Ocean Energy Inc.                       2,802,597       3,475,000
   187,500   Pennaco Energy, Inc.*<F2>               2,460,675       3,679,688
    50,000   Spinnaker Exploration Co.*<F2>          1,824,170       2,125,000
   117,200   Western Gas
               Resources, Inc.                       2,505,480       3,948,175
                                                  ------------    ------------
                                                    25,572,755      32,114,500

             OILFIELD PRODUCTS/SERVICES -- 12.1%
   150,000   Grant Prideco, Inc.*<F2>                2,224,522       3,290,625
   600,000   Grey Wolf, Inc.*<F2>                    2,896,665       3,525,000
    60,000   Hanover Compressor Co.*<F2>             2,229,970       2,673,750
    70,000   Nabors Industries, Inc.*<F2>            3,608,579       4,140,500
    50,000   Tidewater Inc.                          2,410,458       2,218,750
   110,000   Universal Compression
               Holdings, Inc.*<F2>                   3,613,692       4,145,625
    75,000   UTI Energy Corp.*<F2>                   2,038,628       2,465,625
                                                  ------------    ------------
                                                    19,022,514      22,459,875

             RETAILING -- 5.2%
    60,000   Lowe's Companies, Inc.                  2,686,861       2,670,000
    75,000   Starbucks Corp.*<F2>                    3,482,155       3,318,750
   195,000   Whitehall Jewellers, Inc.*<F2>          2,625,472       1,377,187
    75,000   Zale Corp.*<F2>                         2,872,608       2,179,688
                                                  ------------    ------------
                                                    11,667,096       9,545,625

             SEMICONDUCTORS/RELATED -- 10.3%
    40,000   Applied Micro
               Circuits Corp.*<F2>                   3,041,249       3,001,872
    15,000   Broadcom Corp.*<F2>                     3,580,375       1,260,000
   300,000   Catalyst
               Semiconductor, Inc.*<F2>              2,778,090       1,162,500
    75,000   Conexant Systems, Inc.*<F2>             3,335,313       1,153,125
   100,000   Fairchild
               Semiconductor Corp.*<F2>              3,167,415       1,443,750
    60,000   Ibis Technology Corp.*<F2>              3,935,312       1,155,000
    60,000   National Semiconductor
               Corp.*<F2>                            3,162,600       1,207,500
    20,000   PMC-Sierra, Inc.*<F2>                   3,787,625       1,572,500
    35,000   QLogic Corp.*<F2>                       3,318,375       2,695,000
   285,300   Symmetricom, Inc.*<F2>                  1,965,156       2,781,675
    35,000   Xilinx, Inc.*<F2>                       2,099,219       1,614,375
                                                  ------------    ------------
                                                    34,170,729      19,047,297

             SOFTWARE & RELATED SERVICES -- 6.6%
   250,000   Bitstream Inc.*<F2>                     2,354,060         640,625
    70,000   Critical Path, Inc.*<F2>                4,241,550       2,152,500
   121,000   Level 8 Systems, Inc.*<F2>              1,763,893         737,338
   200,000   Novadigm, Inc.*<F2>                     2,766,195       1,262,500
   100,000   SafeNet, Inc.*<F2> (formerly
               Information Resources
               Engineering, Inc.)                    2,189,748       4,700,000
    80,000   Wind River Systems, Inc.*<F2>           3,750,228       2,730,000
                                                  ------------    ------------
                                                    17,065,674      12,222,963

             SPECIALTY CHEMICALS -- 0.7%
   200,000   Methanex Corp.*<F2>                     1,193,630       1,287,500
                                                  ------------    ------------
                Total common stocks                213,500,410     179,698,076
                                                  ------------    ------------
                Total long-term
                  investments                      213,500,410     179,698,076

SHORT-TERM INVESTMENTS -- 1.5% (A)<F3>

             VARIABLE RATE DEMAND NOTE
$2,725,263   Firstar Bank U.S.A., N.A.            $  2,725,263    $  2,725,263
                                                  ------------    ------------
                Total short-term
                  investments                        2,725,263       2,725,263
                                                  ------------    ------------
                Total investments                 $216,225,673     182,423,339
                                                  ------------
                                                  ------------
             Cash and receivables, less
               liabilities -- 1.4% (A)<F3>                           2,546,356
                                                                  ------------
                NET ASSETS                                        $184,969,695
                                                                  ------------
                                                                  ------------
                Net Asset Value Per Share
                  (No par value, unlimited
                  shares authorized), offering
                  and redemption price
                  ($184,969,695 / 9,298,551
                  shares outstanding)                             $      19.89
                                                                  ------------
                                                                  ------------

  *<F2>   Non-income producing security.
(a)<F3>   Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

                            STATEMENT OF OPERATIONS
              For the Period Ending December 31, 2000 (Unaudited)

INCOME:
   Dividends                                                      $    407,333
   Interest                                                            219,156
                                                                  ------------
       Total income                                                    626,489
                                                                  ------------

EXPENSES:
   Investment management fees                                        1,121,355
   Transfer agent fees                                                 122,510
   Administrative services                                              48,202
   Custodian fees                                                       28,384
   Printing and postage expense                                         24,447
   Insurance expense                                                    18,425
   Registration fees                                                    15,875
   Professional fees                                                    12,857
   Board of Trustees fees                                                4,000
   Other expenses                                                        2,002
                                                                  ------------
       Total expenses                                                1,398,057
                                                                  ------------
NET INVESTMENT LOSS                                                   (771,568)
                                                                  ------------
NET REALIZED GAIN ON INVESTMENTS                                    13,593,331
NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS             (78,248,716)
                                                                  ------------
NET LOSS ON INVESTMENTS                                            (64,655,385)
                                                                  ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(65,426,953)
                                                                  ------------
                                                                  ------------

  The accompanying notes to financial statements are an integral part of these statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
            For the Period Ending December 31, 2000 (Unaudited) and
                        for the Year Ended June 30, 2000

                                                                                DECEMBER 31, 2000     JUNE 30, 2000
                                                                                -----------------     -------------
OPERATIONS:
   Net investment loss                                                             $   (771,568)       $ (1,315,785)
   Net realized gain on investments                                                  13,593,331           3,928,602
   Net (decrease) increase in unrealized appreciation on investments                (78,248,716)         31,859,447
                                                                                   ------------        ------------
       Net (decrease) increase in net assets resulting from operations              (65,426,953)         34,472,264
                                                                                   ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net realized gains ($1.23071 and
     $1.37964 per share, respectively)                                              (11,029,971)         (4,755,935)
                                                                                   ------------        ------------
       Total distributions                                                          (11,029,971)         (4,755,935)*<F4>
                                                                                   ------------        ------------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (3,613,628 and 6,205,615 shares, respectively)        90,781,831         174,917,477
   Net asset value of shares issued in distributions
     (597,322 and 245,972 shares, respectively)                                      10,842,630           4,623,971
   Cost of shares redeemed (3,370,665 and 1,169,043 shares, respectively)           (80,303,565)        (32,160,868)
                                                                                   ------------        ------------
       Net increase in net assets derived from Fund share activities                 21,320,896         147,380,580
                                                                                   ------------        ------------
       TOTAL (DECREASE) INCREASE                                                    (55,136,028)        177,096,909

NET ASSETS AT THE BEGINNING OF THE PERIOD                                           240,105,723          63,008,814
                                                                                   ------------        ------------
NET ASSETS AT THE END OF THE PERIOD                                                $184,969,695        $240,105,723
                                                                                   ------------        ------------
                                                                                   ------------        ------------

*<F4>  See Note 7.

  The accompanying notes to financial statements are an integral part of these statements.

                              FINANCIAL HIGHLIGHTS
 (Selected data for each share of the Fund outstanding throughout each period)

                                                          (UNAUDITED)
                                                            FOR THE                    FOR THE YEARS ENDED JUNE 30,
                                                         PERIOD ENDING   -------------------------------------------------------
                                                            12/31/00      2000         1999        1998         1997        1996
                                                         -------------   ------       ------      ------       ------      ------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period                      $ 28.39     $ 19.84      $ 17.04     $ 15.83      $ 17.47     $ 14.68
   Income from investment operations:
       Net investment loss (a)<F7>                             (0.09)      (0.25)       (0.11)      (0.03)       (0.08)      (0.05)
       Net realized and unrealized
         (loss) gains on investments                           (7.18)      10.18         2.91        4.55         0.58        5.10
                                                             -------     -------      -------     -------      -------     -------
   Total from investment operations                            (7.27)       9.93         2.80        4.52         0.50        5.05
   Less distributions:
       Dividend from net investment income                        --          --           --          --           --          --
       Distributions from net realized gains                   (1.23)      (1.38)          --       (3.31)       (2.14)      (2.26)
                                                             -------     -------      -------     -------      -------     -------
   Total from distributions                                    (1.23)      (1.38)          --       (3.31)       (2.14)      (2.26)
                                                             -------     -------      -------     -------      -------     -------
   Net asset value, end of period                            $ 19.89     $ 28.39      $ 19.84     $ 17.04      $ 15.83     $ 17.47
                                                             -------     -------      -------     -------      -------     -------
                                                             -------     -------      -------     -------      -------     -------
TOTAL INVESTMENT RETURN                                      (25.2)%**<F6> 53.7%        16.4%       32.8%         5.0%       38.4%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's $)                    184,970     240,106       63,009      39,966       28,979      26,972
   Ratio of expenses to average net assets                      1.2%*<F5>   1.4%         1.5%        1.5%         1.6%        1.8%
   Ratio of net investment loss to average net assets         (0.7)%*<F5> (1.0)%       (0.6)%      (0.7)%       (0.7)%      (1.3)%
   Portfolio turnover rate                                    135.0%      156.9%       162.1%      116.3%       140.6%      177.5%

  *<F5>   Annualized.
 **<F6>   Not Annualized.
(a)<F7> In the period ending December 31, 2000 and the years ending June 30, 2000 and 1999, net investment loss per share is calculated using average shares outstanding. In prior years, net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

  The accompanying notes to financial statements are an integral part of this statement.

                         NOTES TO FINANCIAL STATEMENTS
                         December 31, 2000 (Unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

     The following is a summary of significant accounting policies of The Henlopen Fund (the "Fund"), which is organized as a Delaware Business Trust and is registered as an open-end management company under the Investment Company Act of 1940, as amended. The Fund commenced operations on December 2, 1992. The investment objective of the Fund is long-term capital appreciation.

     (a) Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Short-term investments are valued at cost which approximates market value. For financial reporting purposes, investment transactions are recorded on trade date. Cost amounts, as reported on the statement of net assets, are substantially the same for Federal income tax purposes.

     (b) Net realized gains and losses on sales of securities are computed on the identified cost basis.

     (c) Provision has not been made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment company taxable income and net capital gains to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Fund has utilized $1,320,915 of post-October losses from the prior year to offset current year net capital gains, as provided by tax regulations.

     (d) Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     (e) The Fund has investments in short-term variable rate demand notes, which are unsecured instruments. The Fund may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Fund's policy is to monitor the creditworthiness of the issuer and nonperformance by these counterparties is not anticipated.

     (f) Generally accepted accounting principles require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

     (g) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

     The Fund has a management agreement with Landis Associates, Inc. (the "Adviser"), with whom certain officers and trustees of the Fund are affiliated, to serve as investment adviser and manager. Under the terms of the agreement, the Fund will pay the Adviser a monthly management fee at the annual rate of 1% on the daily net assets of the Fund.

     The Fund has an administrative agreement with Fiduciary Management, Inc. ("FMI"), with whom an officer of the Fund is affiliated, to supervise all aspects of the Fund's operations except those performed by the Adviser. Under the terms of the agreement, the Fund will pay FMI a monthly administrative fee at the annual rate of 0.2% on the first $30,000,000 of the daily net assets of the Fund, 0.1% on the next $30,000,000 of the daily net assets of the Fund and 0.05% on the daily net assets of the Fund over $60,000,000.

(3)  DISTRIBUTION TO SHAREHOLDERS --

     Net investment income and net realized gains, if any, are distributed to shareholders. On December 21, 2000, the Fund distributed $1,221,878 from net short-term realized gains ($0.13594 per share) and $9,053,033 from long-term realized gains ($1.00719 per share). The distributions were paid on December 22, 2000, to shareholders of record on December 20, 2000.

(4)  INVESTMENT TRANSACTIONS --

     For the period ending December 31, 2000, purchases and proceeds of sales of investment securities (excluding short-term securities) were $297,914,153 and $287,456,031, respectively.

(5)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --

     As of December 31, 2000, liabilities of the Fund included the following:

          Payable to brokers for investments purchased           $  4,234,382
          Payable to the Adviser for management fees                  136,916
          Redemptions payable                                       1,665,683
          Other liabilities                                            10,141

(6)  SOURCES OF NET ASSETS --

     As of December 31, 2000, the sources of net assets were as follows:

          Fund shares issued and outstanding                     $216,245,270
          Net unrealized depreciation on investments              (33,802,334)
          Accumulated net realized gain                             2,526,759
                                                                 ------------
                                                                 $184,969,695
                                                                 ------------
                                                                 ------------

     Aggregate net unrealized depreciation as of December 31, 2000, consisted of the following:

          Aggregate gross unrealized appreciation                $ 21,195,099
          Aggregate gross unrealized depreciation                 (54,997,433)
                                                                 ------------
             Net unrealized depreciation                         $(33,802,334)
                                                                 ------------
                                                                 ------------

(7)  REQUIRED FEDERAL INCOME TAX DISCLOSURES --

     In early 2000, shareholders received information regarding all distributions paid to them by the Fund during the fiscal year ending June 30, 2000. The Fund hereby designates $8,784 as long-term capital gains distributions. The percentage of ordinary income which is eligible for the corporate dividend received deduction for the fiscal year ending June 30, 2000 was 7.6%.

                               BOARD OF TRUSTEES

                              ROBERT J. FAHEY, JR.
                                Senior Director
                              Cushman & Wakefield
                           Philadelphia, Pennsylvania

                            STEPHEN L. HERSHEY, M.D.
                             President, First State
                         Orthopaedic Consultants, P.A.
                                Newark, Delaware

                               MICHAEL L. HERSHEY
                                   Chairman,
                             Landis Associates LLC
                          Kennett Square, Pennsylvania

                                  JOHN A. KROL
                             Chairman/CEO (Retired)
                             E.I. DuPont de Nemours
                              Wilmington, Delaware

                            P. COLEMAN TOWNSEND, JR.
                                   Chairman,
                                Townsends, Inc.
                              Wilmington, Delaware

                               FIRSTAR BANK, N.A.
                                   Custodian

                              FIRSTAR MUTUAL FUND
                                 SERVICES, LLC
                               Transfer Agent and
                           Dividend Disbursing Agent

                             LANDIS ASSOCIATES LLC
                               Investment Adviser

                           PRICEWATERHOUSECOOPERS LLP
                            Independent Accountants

                                FOLEY & LARDNER
                                 Legal Counsel

                               THE HENLOPEN FUND
                        LONGWOOD CORPORATE CENTER SOUTH
                          415 MCFARLAN ROAD, SUITE 213
                       KENNETT SQUARE, PENNSYLVANIA 19348
                    (610-925-0400)     WWW.HENLOPENFUND.COM

 This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of The Henlopen Fund unless accompanied or preceded by the Fund's current prospectus.